Provisions - Schedule of maturity of estimated benefits payments, Other Foreign Subsidiaries (Details) - Other foreign subsidiaries € in Millions	Dec. 31, 2022 EUR (€)
2023
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 602
2024
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	610
2025
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	620
2026
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	626
2027
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	632
2028 to 2032
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 3,228